Employee Benefits - Deferred Comp Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Comp Plan
Period over which matching contributions vest after year 5	9 years
Deferred compensation expense	$ 2.4	$ 0.7
Other liabilities
Deferred Comp Plan
Liabilities related to Deferred Comp Plan	5.9	3.5
Other assets
Deferred Comp Plan
Assets related to Deferred Comp Plan	$ 4.5	$ 2.8